Fair Value (Gains (Losses) Related To Instruments For Which Fair Value Option Was Elected) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2013		Sep. 30, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	¥ 532,650		¥ (688,724)
Gains (Losses) on changes in fair value, Liabilities	23,738		(2,943)
Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	(249,315)		212,248
Gains (Losses) on changes in fair value, Liabilities	23,738		(2,943)
Foreign Exchange Gains (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	781,965		(900,972)
Receivables Under Resale Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets			(1,789)	[1]
Receivables Under Resale Agreements [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets			(1,789)	[1]
Trading Account Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	532,885		(686,747)
Trading Account Securities [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	(249,080)		214,225
Trading Account Securities [Member] | Foreign Exchange Gains (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	781,965		(900,972)
Other Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	(235)		(188)
Other Assets [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	(235)		(188)
Other Short-Term Borrowings [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Liabilities	706	[1]	1,191	[1]
Other Short-Term Borrowings [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Liabilities	706	[1]	1,191	[1]
Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Liabilities	23,032	[1]	(4,134)	[1]
Long-Term Debt [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Liabilities	¥ 23,032	[1]	¥ (4,134)	[1]

[1]	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.